Share-based compensation	12 Months Ended
Sep. 30, 2023
Share-based compensation
Share-based compensation

19.    Share-based compensation

The Group has incentive awards for employees, share options which have ceased in 2021 and RSUs. The below table summaries share-based compensation expense for the years ended September 30, 2023, 2022 and 2021.

	2023	2022	2021
	$'000	$'000	$'000
Share option charge included in administrative expenses	(14)	177	165
RSU compensation for the year included in administrative expenses	14,132	21,565	—
	14,118	21,742	165

Share options

Share options are exercisable at the price agreed at the time of the issue of the share option. The vesting periods are consistent between employees. Options are typically forfeited if the employee leaves the Group before the options vest. Details of the share options granted during the period are as follows:

	2023		2022		2021
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	exercise
	Share options	Price ($)	Share options	Price (£)	Share options	Price (£)
Outstanding at beginning of period	8,004,813	0.0001	8,451,872	0.0001	161,250	0.0001
Granted during the period	—	—	—	—	55,210	0.0001
Forfeited/lapsed during the period	(14,141)	0.0001	(447,058)	0.0001	(32,963)	0.0001
Exercised during the period	(1,687,270)	—	—	—	—	—
Outstanding at end of period	6,303,402	0.0001	8,004,813	0.0001	183,497	0.0001
Exercisable at end of period	1,699,277		1,253,062		17,167

The options outstanding at 30 September 2023 had a weighted average exercise price of $0.0001 (£0.0001) pence, and a weighted average remaining contractual life of 2 years. Prior to the completion of the business combination (2021), Arqit Limited granted options over Arqit Limited ordinary shares to its employees, consultants and advisors. The holders of each of these options agreed to exchange these options for equivalent options to acquire ordinary shares at a conversion rate of 46.06. Therefore, the share price and exercise price have been stated in pound sterling for 30 September 2021 due to this being the currency which the instrument originated from, this has been restated to dollars and the value is reflected as at 30 September 2023.

The inputs into the Black-Scholes model are as follows:

	2023	2022	2021
Weighted average share price (£)	—	—	3.30
Weighted average exercise price (£)	—	—	0.0001
Expected volatility	—	—	50%
Expected life	—	—	5 years
Risk-free rate	—	—	0.1%
Expected dividend yield	—	—	0%

RSUs

In October 2021, the compensation committee of the board of directors approved the grant of RSUs to employees. Compensation expense for RSUs is determined based upon the market price of the shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a one to five-year service period.

	2023			2022
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
		grant date fair	remaining term		grant date fair	remaining term
	Number of	value per share	to vest/distribute	Number of	value per share	to vest/distribute
	awards	Price ($)	(yrs)	awards	Price ($)	(yrs)
Outstanding at beginning of period	2,686,071	—		—	—
Granted during the period	3,093,686	3.97		2,758,039	17.52
Forfeited/lapsed during the period	(309,076)	9.03		(71,968)	15.23
Vested during the period	(1,534,063)	13.03		—	—
Outstanding at end of period	3,936,618	9.82	2.07	2,686,071	17.58	1.4